EXPLANATORY NOTE

This filing relates to the U.S. Total Dividend Fund, U.S. High Dividend Fund, U.S. Dividend ex-Financials Fund, U.S. LargeCap Dividend Fund, U.S. MidCap Dividend Fund, U.S. SmallCap Dividend Fund, U.S. Quality Dividend Growth Fund, U.S. SmallCap Quality Dividend Growth Fund, U.S. Quality Shareholder Yield Fund, U.S. Total Earnings Fund, U.S. Earnings 500 Fund, U.S. MidCap Earnings Fund, U.S. SmallCap Earnings Fund, U.S. Multifactor Fund, International Equity Fund, International High Dividend Fund, International LargeCap Dividend Fund, International MidCap Dividend Fund, International SmallCap Dividend Fund, International Dividend ex-Financials Fund, International Quality Dividend Growth Fund, Europe Quality Dividend Growth Fund, Europe SmallCap Dividend Fund, Japan SmallCap Dividend Fund, Australia Dividend Fund, Japan Hedged Equity Fund, Japan Hedged Quality Dividend Growth Fund, Japan Hedged SmallCap Equity Fund, Japan Hedged Financials Fund, Europe Hedged Equity Fund, Europe Hedged SmallCap Equity Fund, Germany Hedged Equity Fund, International Hedged Quality Dividend Growth Fund, Global High Dividend Fund, Global ex-U.S. Quality Dividend Growth Fund, Global ex-U.S. Real Estate Fund, Asia Pacific ex-Japan Fund, Emerging Markets High Dividend Fund, Emerging Markets SmallCap Dividend Fund, Emerging Markets Consumer Growth Fund, Emerging Markets Quality Dividend Growth Fund, Emerging Markets ex-State-Owned Enterprises Fund, India Earnings Fund, Middle East Dividend Fund, China ex-State-Owned Enterprises Fund (the “Funds”), each a separate series of WisdomTree Trust (the “Trust”). The sole purpose of the filing is to file as an Exhibit to the Trust’s Registration Statement, risk/return summary information in interactive data format for the Funds.

Exhibit Index

Exhibit No.
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase